Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Liabilities [Abstract]
Schedule of Convertible Notes and Warrant Issuances
December 31, 2025
Fair value at December 31, 2024	$-
Derivative liability – convertible debt conversion feature	339,196
Derivative liability – issuance of warrants	355,468
Fair value adjustment to derivative liability – issuance of warrants	(7,737)
Fair value at December 31, 2025	$686,927